J&B FUNDS
                                   PROSPECTUS
                                NOVEMBER 7, 2003


                                  EQUITY FUNDS
                       J&B Mid-Cap Aggressive Growth Fund
                      J&B Small-Cap Aggressive Growth Fund
                        J&B Small-Cap International Fund




                                    J&B FUNDS


Shares of the Funds have not been approved or disapproved by the Securities and
  Exchange Commission nor has the Commission passed upon the adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

                                  EQUITY FUNDS

                       J&B Mid-Cap Aggressive Growth Fund

                      J&B Small-Cap Aggressive Growth Fund

                        J&B Small-Cap International Fund


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                                   PROSPECTUS
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                                November 7, 2003


                                    ---------
                                    J&B FUNDS
                                    ---------

                       INVESTMENT MANAGER (THE "MANAGER"):
                              JONES & BABSON, INC.
                             Minneapolis, Minnesota


                 ---------------------------------------------------------------
                 TABLE OF CONTENTS

                 Information About The Funds                                Page
                 Investment Objectives and
                   Principal Investment Strategies . . . . . . . . . . . .     2

                 Principal Risk Factors  . . . . . . . . . . . . . . . . .     3

                 Past Performance  . . . . . . . . . . . . . . . . . . . .     5

                 Fees and Expenses . . . . . . . . . . . . . . . . . . . .     6

                 Management  . . . . . . . . . . . . . . . . . . . . . . .     7

                 Financial Highlights  . . . . . . . . . . . . . . . . . .     9


                 Information About Investing

                 How to Purchase Shares  . . . . . . . . . . . . . . . . .    12

                 How to Redeem Shares  . . . . . . . . . . . . . . . . . .    12

                 Shareholder Services  . . . . . . . . . . . . . . . . . .    12

                 How Share Price is Determined . . . . . . . . . . . . . .    13

                 Distributions and Taxes . . . . . . . . . . . . . . . . .    13

                 Additional Policies About Transactions  . . . . . . . . .    14

                 Conducting Business with the J&B Funds  . . . . . . . . .    16

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INVESTMENT OBJECTIVES AND PRINCIPAL INVESTMENT STRATEGIES

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J&B FUND                                       OBJECTIVE                PRINCIPAL RISKS*
------------------------------------------------------------------------------------------
J&B MID-CAP AGGRESSIVE            Above average capital appreciation.  Market Risks
  GROWTH FUND                                                          Small Company Risks

J&B SMALL-CAP AGGRESSIVE
  GROWTH FUND
------------------------------------------------------------------------------------------
J&B SMALL-CAP INTERNATIONAL FUND  Long-term growth of capital          Market Risks
                                                                       Small Company Risks
                                                                       International Risks
------------------------------------------------------------------------------------------

* The Principal Risks associated with each Fund are described more fully below in the section titled Principal Risk Factors.


PRINCIPAL INVESTMENT STRATEGIES:

Each Fund and its investment advisor ("Advisor") intends to pursue the Fund's objective by principally investing as described below.

J&B MID-CAP AGGRESSIVE GROWTH FUND - The Fund's objective is to achieve above average capital appreciation. The Fund invests in a diversified portfolio made up primarily of equity securities of companies with earnings growth rates that are anticipated to accelerate beyond market expectations. Under normal conditions, at least 80% of the Fund's net assets, plus any borrowings for investment purposes, are invested in midsize companies. The Fund defines a "midsize" company as a company that has market capitalization (share price multiplied by outstanding shares) at time of initial purchase ranging from $750 million up to that of the largest company in the Russell 2500 Growth Index. In addition, the Mid-Cap Fund's Advisor anticipates that the Fund's holdings will have an average asset weighted market capitalization ranging from $1.5 to $10 billion, although this range may change depending on market conditions.

The Fund's Advisor uses a disciplined, proprietary investment process based largely on quantitative analysis. For every company in a universe of approximately 9,000 U.S. and 12,000 international publicly traded stocks, the Advisor uses price information and sophisticated statistical techniques to calculate a weekly measure of excess return over a market index, as well as a measure of risk based on the volatility of the share price.

The Advisor uses a number of fundamental screening techniques to further narrow the potential portfolio selections, including tests to ensure that the stock has a liquid trading market. The Advisor also performs traditional financial statement analysis to evaluate a company's cash flow, debt burden and overall financial soundness. Following the quantitative and qualitative analysis, the Fund is expected to generally hold between 40 and 70 stocks, diversified by industry and sector.

J&B SMALL-CAP AGGRESSIVE GROWTH FUND - The Fund's objective is to achieve above average capital appreciation. The Fund invests in a diversified portfolio made up primarily of equity securities (including common stocks, warrants, and securities convertible into stocks) of U.S. companies that the Fund's Advisor believes are financially sound companies with attractive long-term growth potential. Normally, at least 80% of the Fund's net assets, plus any borrowings for investment purposes, are invested in smaller companies. The Fund defines a "smaller" company as a company with market capitalization (share price multiplied by outstanding shares) under $1.5 billion at time of purchase.

The Fund's Advisor employs an intensive, research-driven approach in an effort to identify promising stocks and sectors before they are widely held in other growth portfolios. Among other factors, the Advisor considers revenue and earnings growth rates, and seeks companies with proprietary products and market share that will enable the companies to sustain attractive growth rates. To reduce risk, the Advisor diversifies the Fund's portfolio across various growth sectors of the economy.


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2                                                           J&B FUNDS PROSPECTUS
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
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J&B  SMALL-CAP INTERNATIONAL FUND - The Fund's objective is to achieve long-term growth of capital. The Fund invests in a diversified portfolio made up primarily of equity securities (including common stocks, warrants, and securities convertible into stocks). The Fund may also purchase American, European or International Depository Receipts. Normally, at least 80% of the Fund's net assets, plus any borrowings for investment purposes, are invested in stocks of smaller companies - particularly outside the U.S. - with market capitalizations (share price multiplied by outstanding shares) less than $1.5 billion at time of initial purchase. The Advisor generally selects investments that offer above average revenue and earnings growth potential.

To select stocks for the Fund, the Advisor performs intensive fundamental research and analysis to identify companies and economic sectors with attractive growth prospects. It also seeks to pay reasonable prices for these companies. The Advisor looks for companies with strong management, innovative products and services that give the company a competitive advantage, as well as strong fundamental financial characteristics. The Advisor builds the portfolio one company at a time, regardless of where the company is located. It is not constrained by regional, country or industry allocation models that might force it to invest in companies it believes are less attractive. Stocks may be sold when conditions have changed and the company's prospects are no longer attractive.

The Fund will generally invest in at least three foreign developed countries, and emerging or developing market securities will make up no more than 35% of the Fund's total assets (at time of initial purchase). For purposes of determining the countries in which the Fund invests, the Fund considers developed countries to include Australia, Austria, Belgium, Canada, Denmark, Finland, France, Germany, Greece, Hong Kong, Ireland, Israel, Italy, Japan, Luxembourg, Mexico, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, and the United Kingdom. The Fund considers emerging or developing market countries to be those countries not listed as developed countries above.


TEMPORARY  INVESTMENTS

Each Fund may respond to adverse market, economic, political or other conditions by investing up to 100% of its assets in temporary defensive investments, such as cash, short-term debt obligations or other high quality investments. In addition, the J&B Small-Cap International Fund may invest in fewer than three developed countries as a temporary defensive measure. During such periods when the Funds are not investing according to their principal investment strategies, the Funds may not achieve their investment objectives. Each Fund may also, to a limited extent and consistent with its objective, invest in these types of securities or hold cash while looking for suitable investment opportunities or to maintain liquidity.


TRADING  AND  TURNOVER

Due to their investment strategies, the Mid-Cap Aggressive Growth and the Small-Cap Aggressive Growth Funds may buy and sell securities frequently. This may result in higher transaction costs and additional capital gains tax liabilities. Frequent trading could also mean higher brokerage commissions and other transaction costs, which could reduce the Funds' return. All of the Funds will sell securities when key financial factors have changed and/or to maintain diversification of their portfolios.


PRINCIPAL  RISK  FACTORS

As with any mutual fund, there is a risk that you could lose money by investing in the Funds. Investments are not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.


MARKET  RISKS

Equity securities are subject to market, economic and business risks that will cause their prices to fluctuate over time. The equity markets have historically moved in cycles, and the value of equity securities can drastically change in price from day-to-day. Since the Funds normally invest in equity securities, the value of the Funds may go up and down, accordingly.


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NOVEMBER 7, 2003                                                               3
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
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Each Fund's success depends largely on its Advisor's ability to select favorable investments. Different types of investments shift in and out of favor depending on market and economic conditions. For example, at various times stocks will be more or less favorable than bonds, and small company stocks will be more or less favorable than large company stocks. Because of this, the Funds will perform better or worse than other types of funds depending on what is in "favor."


SMALL  COMPANY  RISKS

Generally, smaller and less seasoned companies have more potential for rapid growth. However, they often involve greater risk than larger companies and these risks are passed on to Funds that invest in them. These companies may not have the management experience, financial resources, product diversification and competitive strengths of larger companies. Therefore, the securities of smaller companies tend to be more volatile than the securities of larger, more established companies.

Smaller company stocks tend to be bought and sold less often and in smaller amounts than larger company stocks. Because of this, if a Fund wants to sell a large quantity of a small company stock it may have to sell at a lower price than its Advisor might prefer, or it may have to sell in small quantities over a period of time.

Each of the Funds may invest a portion of its assets in securities of companies offering shares in an initial public offering ("IPO"). Because IPO shares frequently are volatile in price, the Funds may hold IPO shares for a very short period of time. This may increase the turnover of the Funds' portfolio and may lead to increased expenses to the Funds, such as commissions and transaction costs. By selling shares, a Fund may realize taxable gains that it will subsequently distribute to shareholders. In addition, the market for IPO shares can be speculative and/or inactive for extended periods of time. There is no assurance that a Fund will be able to obtain allocations of IPO shares. The limited number of shares available for trading in some IPOs may make it more difficult for the Fund to buy or sell significant amounts of shares without an unfavorable impact on prevailing prices. Investors in IPO shares can be affected by substantial dilution in the value of their shares, by the sales of additional shares and by the concentration of control in existing management and principal shareholders.

The Funds' investments in IPO shares may include the securities of unseasoned companies (companies with less than three years of continuous operations), which presents risks considerably greater than common stocks of more established companies. These companies may have limited operating histories and their prospects for profitability may be uncertain. These companies may be involved in new and evolving businesses and may be vulnerable to competition and changes in technology, markets and economic conditions. They may also be more dependent on key managers and third parties and may have limited product lines.


INTERNATIONAL  RISKS

International investing by the Small-Cap International Fund poses additional risks such as currency fluctuation and political instability. These risks are inherently passed on to the shareholders of the Fund's portfolio companies, and in turn, to the Fund's shareholders.

Investing in developing countries may pose additional risks. Securities issued by companies in developing countries may not be as liquid as those in more developed countries. In addition, regulations in developing countries may not be as strong nor information as readily available.

The Small-Cap International Fund may also purchase foreign currency or foreign currency forwards in order to hedge its portfolio from the risk that the U.S. dollar moves in value in relation to foreign denominated security holdings. There is no assurance that hedging transactions will eliminate fluctuations in the prices of the Fund's portfolio securities or in foreign exchange rates or prevent loss if the prices of these securities should decline. In addition, because there is a risk of loss to the Fund if the other party does not complete the transaction, these hedging contracts will be entered into only with approved parties.


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4                                                           J&B FUNDS PROSPECTUS
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
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PAST  PERFORMANCE

The tables below and on the following pages provide an indication of the risks of investing in the J&B Funds. The tables on the left side show changes in the total returns generated by the Funds for each calendar year. The tables on the right side compare each Fund's performance with a broad measure of market performance include several indexes against which each Fund compares its performance. Each table reflects all expenses of the respective Fund and assumes that all dividends and capital gains distributions have been reinvested in new shares of the Fund. A Fund's past performance (before and after taxes) is not necessarily an indication of how a Fund will perform in the future.

The table on the right side also presents the impact of taxes on the Funds' returns. The after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state or local taxes. It is possible for the figure representing "Return After
Taxes on Distributions and Sale of Fund Shares" to be higher than the other return figures for the same period. A higher after-tax return results when a capital loss occurs upon redemption and translates into an assumed tax deduction that benefits the shareholder. Actual after-tax returns depend on each investor's individual tax situation and may differ from those shown in the table. The after-tax returns shown are not relevant to investors who own a Fund in a tax-deferred account, such as an individual retirement account or a 401(k) plan, because such accounts are subject to special provisions of the tax code.


J&B MID-CAP AGGRESSIVE GROWTH FUND

Calendar Year Returns

2001          2002


-6.96       -30.03

Year-to-Date Return (through September 30, 2003) = 30.36%
Best Quarter: Q4 '01 = 24.49%
Worst Quarter: Q1 '01 = -20.80%

AVERAGE ANNUAL TOTAL RETURN AS OF DECEMBER 31, 2002
===========================================================
                                                   Since
                                       1 Year   Inception*
-----------------------------------------------------------
J&B Mid-Cap Aggressive Growth Fund
  Return Before Taxes . . . . . . . .  -30.03%    -16.95%

  Return After Taxes on Distributions  -30.03%    -16.96%

  Return After Taxes on Distributions
    and Sale of Fund Shares . . . . .  -18.44%    -13.29%

Russell 2500 Growth Index (+) . . . .  -29.09%    -17.40%
==========================================================

* J&B Mid-Cap Aggressive Growth Fund commenced operations on December 19, 2000.
(+) Reflects no deductions for fees, expenses or taxes.


J&B SMALL-CAP AGGRESSIVE GROWTH FUND

Calendar  Year  Returns

2001           2002


-15.81       -37.15

Year-to-Date  Return  (through  September  30,  2003)  =  26.69%
Best  Quarter:  Q4  '01  =  27.39%
Worst  Quarter:  Q3  '02  =  -28.04%

AVERAGE ANNUAL TOTAL RETURN AS OF DECEMBER 31, 2002
==========================================================
                                                   Since
                                       1 Year   Inception*
----------------------------------------------------------
J&B Small-Cap Aggressive Growth Fund
Return Before Taxes . . . . . . . . .  -37.15%    -23.68%
  Return After Taxes on Distributions  -37.15%    -23.69%
  Return After Taxes on Distributions
    and Sale of Fund Shares . . . . .  -22.81%    -18.38%
Russell 2000 Growth Index (+) . . . .  -30.26%     -9.23%
==========================================================

* J&B Small-Cap Aggressive Growth Fund commenced operations on December 19, 2000.
(+) Reflects no deductions for fees, expenses or taxes.


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November 7, 2003                                                               5
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
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J&B SMALL-CAP INTERNATIONAL FUND

Calendar  Year  Returns

2001      2002


-21.59  -15.99

Year-to-Date  Return  (through  September  30,  2003)  =  39.06%
Best  Quarter:  Q4  '02  =  14.80%
Worst  Quarter:  Q3  '02  =  -20.63%

AVERAGE ANNUAL TOTAL RETURN AS OF DECEMBER 31, 2002
==========================================================
                                                   Since
                                       1 Year   Inception*
----------------------------------------------------------
J&B Small-Cap International Fund
Return Before Taxes . . . . . . . . .  -15.99%    -18.05%
  Return After Taxes on Distributions  -15.99%    -18.05%
  Return After Taxes on Distributions
    and Sale of Fund Shares . . . . .   -9.82%    -14.13%
MSCI World (Ex USA) Small Cap Index (+) -7.42%     -8.31%
MSCI EAFE Small-Cap Index** . . . . .   -9.58%    -11.38%
==========================================================

* J&B Small-Cap International Fund commenced operations on December 19, 2000.
(+) Reflects no deductions for fees, expenses or taxes.
** The Fund changed its benchmark index on September 30, 2002 from the MSCI World (Ex USA) Small Cap Index to the MSCI EAFE Small-Cap Index for performance comparison purposes because the Advisor believes the MSCI EAFE Small-Cap Index more appropriately matches the investment style of the Fund.


FEES & EXPENSES

There are no sales charges imposed in connection with an investment in any of the Funds. This table describes the Funds' annual operating fees and expenses that you may pay if you buy and hold shares of the Funds.

                                               J&B Mid-Cap        J&B Small-Cap     J&B Small-Cap
                                            Aggressive Growth   Aggressive Growth   International
                                                   Fund                Fund              Fund
--------------------------------------------------------------------------------------------------
Management Fees . . . . . . . . . . . . . .              1.10%               1.25%           1.45%
Distribution (12b-1) Fees . . . . . . . . .               None                None            None
Other Expenses  . . . . . . . . . . . . . .              0.56%               0.36%           0.61%
                                            ------------------------------------------------------
Total Annual Fund Operating Expenses  . . .              1.66%               1.61%           2.06%
Fee waivers and expense reimbursements (1)             (0.41%)              (0.21)         (0.46%)
                                            ======================================================
Net Total Annual Fund Operating Expenses  .              1.25%               1.40%           1.60%

(1) The Funds' Manager has contractually agreed to waive fees and/or to make payments in order to keep total operating expenses of the Funds to the level described above under Net Total Annual
    Fund Operating Expenses. This expense limitation agreement has been in place since inception and has been extended through May 1, 2005. For more information regarding these fees and other potential expenses, see "How to
    Purchase Shares."


FEE EXAMPLES

These examples are intended to help you compare the cost of investing in each Fund with the cost of investing in other mutual funds. They assume that you invest $10,000, receive a 5% return each year, redeem shares at the end of the period, reinvest dividends and that operating expenses for each period remain the same.* Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                                          1 Year*   3 Years   5 Years   10 Years
--------------------------------------------------------------------------------
J&B Mid-Cap Aggressive Growth Fund . . .  $    127  $    483  $    864  $  1,931
J&B Small-Cap Aggressive Growth Fund . .       143       488       856     1,893
J&B Small-Cap International Fund . . . .       163       601     1,066     2,353

* The 1 Year expense example reflects the effect of the Manager's expense limitation agreement. Only the first year of the 3, 5 and 10 Year expense examples reflect the effect of the expense limitation agreement. If the Manager continues the expense limitation agreement beyond the next year, the dollar amount of the 3, 5 and 10 Year expense examples would be less.


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6                                                           J&B FUNDS PROSPECTUS
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
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MANAGEMENT

The management and affairs of the Funds are supervised by the J&B Funds Board of Trustees under the laws of the State of Delaware. The Trustees have approved agreements under which, as described below, certain companies provide essential management and investment advisory services to the Funds.


INVESTMENT  MANAGER

Jones & Babson, Inc. (the "Manager") was founded in 1959 and is located at 90 S. 7th Street, Minneapolis, Minnesota 55402. Jones & Babson, Inc. serves as the investment manager of each Fund and, as such, provides each Fund with professional investment supervision and management. The Manager oversees each Fund's day-to-day operations and supervises the purchase and sale of Fund investments. The Manager employs other advisory firms as sub-advisors to make investment decisions for the Funds. The Manager is a wholly-owned subsidiary of RBC Dain Rauscher Corp. ("RBC Dain"). RBC Dain, a Minneapolis, Minnesota-based holding company formed in 1973, provides investment advice and services to individual investors in the western United States and investment banking, research and sales services to corporate and governmental clients nationwide and is a wholly-owned subsidiary of Royal Bank of Canada, a Canadian chartered bank.

The Manager serves in its capacity as investment manager under an Investment Advisory Agreement entered into with J&B Funds on behalf of each Fund. The Investment Advisory Agreement provides for each Fund to pay the Manager a monthly fee equal on an annual basis to 1.10%, 1.25% and 1.45% of the average daily net assets of the Mid-Cap Aggressive Growth, Small-Cap Aggressive Growth and Small-Cap International Funds, respectively. The Manager has contractually agreed through May 1, 2005 to waive all or a portion of such fees and/or to make payments in order to limit each Fund's annual operating expenses to certain amounts (see the "Fees & Expenses" on Page 5). For the fiscal year ended June 30, 2003, the Funds paid a fee to the Manager in the following amounts; 1.18%, Mid-Cap Aggressive Growth; 1.34%, Small-Cap Aggressive Growth; and 1.54%, Small Cap International Fund. If a Fund's assets grow and relative expenses come down to a point where fee waivers or expense payments are no longer necessary to meet the expense limitation amount, the management agreement permits the Manager to seek to recoup amounts waived or expense payments that it made. The Manager shall only be entitled to recoup such amounts for a period of three years from the date the amount was waived or paid. The Manager also provides certain non-advisory services (fund administration, transfer agency, fund accounting and other services) to the Trust pursuant to a new Administrative Services Agreement.


SUB-ADVISORS

For all of the Funds, the Manager hires sub-advisory firms, which are investment advisory firms that specialize in certain types of investing. However, the Manager still retains ultimate responsibility for managing the Funds. Each sub-advisor's role is to make investment decisions for the Funds according to each Fund's investment objectives, policies and restrictions. Under the Sub-Advisory Agreements, the Manager has agreed to pay each sub-advisor a fee for its services out of the fees the Manager receives from the Funds.

The following organizations act as sub-advisors to the Funds:

J&B MID-CAP AGGRESSIVE GROWTH FUND - Sub-advised by McKinley Capital Management, Inc., ("McKinley"), 3301 C Street, Anchorage, Alaska 99503. McKinley was founded in 1990 and as of September 30, 2003 has over $4 billion in assets under management. Robert B. Gillam, Frederic H. Parke and Alexander H. Slivka manage the Fund. Mr. Gillam is President and Chief Investment Officer of McKinley, which he founded in 1990. He has over 30 years experience in the financial services industry. Mr. Parke joined McKinley Capital's portfolio management team in 1997, bringing with him 17 years of industry experience including extensive equity and bond trading, portfolio management and financial analysis. Prior to joining the firm, Mr. Parke managed stock and bond portfolios for retail and institutional clients, specializing in growth stock selection. Mr. Slivka is manager of Domestic Portfolio Operations, joining McKinley in 1997. Previously, he was President of National Asset Management from 1994 to 1997, and served as a Board Member of the Chicago Stock Exchange. He has over 19 years of investment management experience.


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NOVEMBER 7, 2003                                                               7
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
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J&B  SMALL-CAP  AGGRESSIVE  GROWTH  FUND - Sub-advised by Knappenberger Partners
("Knappenberger"), 800 La Salle Avenue, Suite 2280, Minneapolis, MN 55402. Knappenberger (formerly Knappenberger Bayer) was founded in 1998 and, as of January 30, 2003, had over $110 million in assets under management. Gail M. Knappenberger, Curt D. McLeod and Jill A. Thompson manage the Fund. Mr. Knappenberger was Executive Vice President at Winslow Capital Management from 1993 to 1998 and has over 30 years of investment management experience. Mr. McLeod, who joined the Fund's portfolio management team as of January 1, 2003, is a CFA Charterholder and has over fifteen years of experience in the investment management business. From December 2000 until January 2003, Mr.
McLeod was Principal and Senior Portfolio Manager at Paladin Investment Associates, LLC ("Paladin"). Paladin bought Investment Advisers Inc. ("IAI") in December 2000; Mr. McLeod served as Senior Vice President and Senior Portfolio Manager at IAI from June 1997 until the buy-out. Mr. McLeod previously served as Senior Vice President and Portfolio Manager/Analyst at Piper Capital Management from September 1986 to May 1997. Ms. Thompson was Managing Director at First American Asset Management where she co-managed the firm's small and mid-cap growth products. She has over 13 years of investment management experience.

J&B SMALL-CAP INTERNATIONAL FUND - Sub-advised by Denver Investment Advisors, LLC, ("DIA"), Seventeenth Street Plaza, 1225 17th Street, Denver, Colorado 80202. DIA was founded in 1958 as a wholly-owned subsidiary of a regional bank and was later organized as a management owned Colorado limited liability company in 1994. As of September 30, 2003, DIA has nearly $6 billion dollars in total assets under management. Adam Schor, CFA Charterholder, manages the Fund. Prior to joining the firm in 2000, he was at Bee & Associates (currently a division of DIA) beginning in 1997, and has over 13 years investment management experience. Mr. Schor is assisted day to day by Kevin Beck, CFA and John Fenley, CFA. Prior to joining the firm in 2000, Mr. Beck was at Robert Fleming, as a senior Latin American equity analyst, beginning in 1998. He has over 9 years experience in the investment industry. Prior to joining the firm in 2000, Mr. Fenley was a portfolio manager at Hansberger Global Investments. He has over 12 years experience in the investment industry.


--------------------------------------------------------------------------------
8                                                           J&B FUNDS PROSPECTUS
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand each Fund's financial performance since commencement of operations. Certain information reflects financial results for a single share of a Fund. The total returns in the table represent the rate that an investor would have earned on an investment in a Fund (assuming reinvestment of all dividends and distributions). This information has been derived from the Funds' financial statements, which have been audited by PricewaterhouseCoopers LLP, except for the Funds' financial highlights for the years before June 30, 2003, which have been audited by other auditors. This information along with the Funds' financial statements, are included in the annual report. The annual report is available upon request.


J&B MID-CAP AGGRESSIVE GROWTH FUND

                                                                                                      December 19, 2000 (a)
Condensed data for a share of capital stock                                  Years Ended June 30,            Through
outstanding throughout each period.                                          2003          2002           June 30, 2001
----------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period  . . . . . . . . . . . . . . . . .   $     8.12   $       9.82   $             10.00
                                                                          ------------------------------------------------

  Income from investment operations:
    Net investment income . . . . . . . . . . . . . . . . . . . . . . .        (0.08)         (0.10)                (0.04)
    Net gains (losses) on securities (both realized and unrealized) . .        (0.15)         (1.59)                (0.14)
                                                                          ------------------------------------------------

Total from investment operations  . . . . . . . . . . . . . . . . . . .        (0.23)         (1.69)                (0.18)
                                                                          ------------------------------------------------

  Less distributions:
    Return of capital . . . . . . . . . . . . . . . . . . . . . . . . .            -          (0.01)                    -
                                                                          ------------------------------------------------
Net asset value, end of period  . . . . . . . . . . . . . . . . . . . .   $     7.89   $       8.12   $              9.82
                                                                          ================================================

Total return* . . . . . . . . . . . . . . . . . . . . . . . . . . . . .        (2.83%)       (17.25%)               (1.80%)
                                                                          ================================================

Ratios/Supplemental Data:
Net assets, end of period (in thousands)  . . . . . . . . . . . . . . .   $    3,235   $      3,419   $             3,992
Ratio of expenses to average net assets** . . . . . . . . . . . . . . .         1.25%          1.25%                 1.25%
Ratio of expenses to average net assets before fee waivers
    and expense reimbursements**  . . . . . . . . . . . . . . . . . . .         1.66%          1.85%                 1.33%
Ratio of net investment income to average net assets**  . . . . . . . .        (1.12%)        (1.11%)               (0.80%)
Ratio of net investment income to average net assets before fee waivers
    and expense reimbursements**  . . . . . . . . . . . . . . . . . . .        (1.53%)        (1.70%)               (0.88%)
Portfolio turnover rate . . . . . . . . . . . . . . . . . . . . . . . .          105%            96%                   56%

(a) Commencement of operations.

*   Total return not annualized for periods less than one full year

**  Annualized for periods less than one full year


--------------------------------------------------------------------------------
NOVEMEER 7, 2003                                                               9
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

J&B SMALL-CAP AGGRESSIVE GROWTH FUND

                                                                                                      December 19, 2000 (a)
Condensed data for a share of capital stock                                  Years Ended June 30,            Through
outstanding throughout each period.                                          2003          2002           June 30, 2001
---------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period  . . . . . . . . . . . . . . . . .   $     7.99   $       9.99   $             10.00
                                                                          ------------------------------------------------

  Income from investment operations:
    Net investment income . . . . . . . . . . . . . . . . . . . . . . .        (0.16)         (0.11)                (0.05)
    Net gains (losses) on securities (both realized and unrealized) . .        (1.35)         (1.89)                 0.04
                                                                          ------------------------------------------------

Total from investment operations. . . . . . . . . . . . . . . . . . . .        (1.51)         (2.00)                (0.01)
                                                                          ------------------------------------------------

  Less distributions:
    Return of capital . . . . . . . . . . . . . . . . . . . . . . . . .            -              -                     -
                                                                          ------------------------------------------------

Net asset value, end of period  . . . . . . . . . . . . . . . . . . . .   $     6.48   $       7.99   $              9.99
                                                                          ================================================

Total return* . . . . . . . . . . . . . . . . . . . . . . . . . . . . .       (18.90%)       (19.98%)               (0.10%)
                                                                          ================================================

Ratios/Supplemental Data:
Net assets, end of period (in thousands)  . . . . . . . . . . . . . . .   $    2,744   $      4,334   $             4,461
Ratio of expenses to average net assets** . . . . . . . . . . . . . . .         1.40%          1.40%                 1.40%
Ratio of expenses to average net assets before fee waivers
    and expense reimbursements**  . . . . . . . . . . . . . . . . . . .         1.61%          1.88%                 1.47%
Ratio of net investment income to average net assets**  . . . . . . . .        (1.29%)        (1.34%)               (0.94%)
Ratio of net investment income to average net assets before fee waivers
    and expense reimbursements**  . . . . . . . . . . . . . . . . . . .        (1.50%)        (1.81%)               (1.01%)
Portfolio turnover rate . . . . . . . . . . . . . . . . . . . . . . . .          176%            78%                   60%

(a) Commencement of operations.

*   Total return not annualized for periods less than one full year

**  Annualized for periods less than one full year


--------------------------------------------------------------------------------
10                                                          J&B FUNDS PROSPECTUS
--------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------

J&B SMALL-CAP INTERNATIONAL FUND

                                                                                                      December 19, 2000 (a)
Condensed data for a share of capital stock                                  Years Ended June 30,            Through
outstanding throughout each period.                                          2003          2002           June 30, 2001
---------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period  . . . . . . . . . . . . . . . . .   $     7.32   $       8.56   $             10.00
                                                                          ------------------------------------------------

  Income from investment operations:
    Net investment income . . . . . . . . . . . . . . . . . . . . . . .         0.02          (0.06)                (0.02)
    Net gains (losses) on securities (both realized and unrealized) . .         0.71          (1.18)                (1.42)
                                                                          ------------------------------------------------

Total from investment operations  . . . . . . . . . . . . . . . . . . .         0.73          (1.24)                (1.44)
                                                                          ------------------------------------------------

  Less distributions:
    Return of capital . . . . . . . . . . . . . . . . . . . . . . . . .        (0.47)             -                     -
                                                                          ------------------------------------------------

Net asset value, end of period  . . . . . . . . . . . . . . . . . . . .   $     7.58   $       7.32   $              8.56
                                                                          ================================================

Total return* . . . . . . . . . . . . . . . . . . . . . . . . . . . . .         9.77%       (14.45%)              (14.40%)
                                                                          ================================================

Ratios/Supplemental Data:
Net assets, end of period (in thousands)  . . . . . . . . . . . . . . .   $    3,286   $      2,993   $             3,506
Ratio of expenses to average net assets** . . . . . . . . . . . . . . .         1.60%          1.60%                 1.60%
Ratio of expenses to average net assets before fee waivers
    and expense reimbursements**  . . . . . . . . . . . . . . . . . . .         2.06%          2.71%                 2.14%
Ratio of net investment income to average net assets**  . . . . . . . .        (0.03%)        (0.75%)               (0.36%)
Ratio of net investment income to average net assets before fee waivers
    and expense reimbursements**  . . . . . . . . . . . . . . . . . . .        (0.49%)        (1.86%)               (0.90%)
Portfolio turnover rate . . . . . . . . . . . . . . . . . . . . . . . .           62%           163%                   37%

(a) Commencement of operations.

*   Total return not annualized for periods less than one full year

**  Annualized for periods less than one full year


--------------------------------------------------------------------------------
NOVEMBER 7, 2003                                                              11
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

HOW  TO  PURCHASE  SHARES

HOW  TO  BUY  SHARES  (see  accompanying  chart  on  page  16  for  details)
     -    By  phone,  mail  or  wire
     -    Through  Automatic  Monthly  Investments
     -    Through  exchanges from another J&B Fund (non-fiduciary accounts only)

MINIMUM  INITIAL  INVESTMENT
     -    $2,500  for  most  accounts
     -    $250  for  IRA  and  Uniform  Gifts  or  Transfers  to Minors accounts
     -    $100  with  an  Automatic  Monthly  Investment
     - $1,000 for exchanges from another Fund ($100 for IRAs and Uniform Gifts or Transfers to Minors accounts)

MINIMUM  ADDITIONAL  INVESTMENT
     -    $100  by  mail  or  ACH
     -    $1,000  by  wire
     - $50 for Automatic Monthly Investments (automated clearing house transfer)
     - $1,000 for exchanges from another Fund ($100 for IRAs and Uniform Gifts or Transfers to Minors accounts)

MINIMUM  ACCOUNT  SIZE

You must maintain a minimum account value equal to the current minimum initial investment ($2,500). If your account falls below this amount due to redemptions (not market action), we may ask you to increase the account to the minimum. If you do not bring the account up to the minimum within 60 days after we contact you, we will close the account and mail your money to you.


HOW  TO  REDEEM  SHARES

You may withdraw from your Fund's account at any time in the following amounts:

     - Any amount for redemptions requested by mail or phone to address of record
     - $1,000 or more for redemptions wired to your account ($10 fee) ($100 minimum for automated clearing house transfer to bank account)
     -    $50  or  more  for  redemptions  by  a  systematic  redemption  plan
     - $1,000 or more for exchanges to another Fund ($100 for IRAs and Uniform Gifts or Transfers to Minors accounts)
     -    $100  or more for redemptions by automatic monthly exchange to another
          Fund
     - $100 or more via ACH; there is no fee but proceeds may take 3-5 business days to reach your account


SHAREHOLDER  SERVICES

The following services are also available to shareholders. Please call 1-866-409-2550 for more information:

     -    Uniform  Gifts  or  Transfers  to  Minors  accounts
     -    Accounts  for  corporations  or  partnerships
     -    Sub-Accounting  Services for tax qualified retirement plans and others
     -    Coverdell  Education  Savings  accounts
     -    Traditional  IRA  accounts
     -    Roth  IRA  accounts
     -    Simplified  Employee  Pensions  (SEPs)


--------------------------------------------------------------------------------
12                                                          J&B FUNDS PROSPECTUS
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

HOW  SHARE  PRICE  IS  DETERMINED

Shares of the Funds are purchased or redeemed at the net asset value per share next calculated after your purchase order and payment (or redemption order) is received by the Funds in good order. In the case of certain institutions, which have made satisfactory payment or redemption arrangements with the Funds, orders may be processed at the net asset value per share next effective after receipt by that institution.

The net asset value is calculated by subtracting from the Fund's total assets any liabilities and then dividing into this amount the total outstanding shares as of the date of the calculation. The net asset value per share is computed once daily, Monday through Friday, at 4:00 p.m. (Eastern Time) on days when the Funds are open for business (generally the same days that the New York Stock Exchange is open for unrestricted trading). The Funds are generally closed on weekends, national holidays and Good Friday.

Securities for which market quotations are readily available and reflective of market value will be valued at the market value. For example, each security owned by a Fund that is listed on a securities exchange generally is valued at its last sale price on that exchange on the date as of which Fund assets are valued. Lacking sales, the security generally is valued as the mean between the last current closing bid and asked prices. Where the security is listed on more than one exchange, a Fund generally will use the price on the exchange that it considers to be the principal exchange for the security. An unlisted security for which over-the-counter market quotations are readily available generally is valued at the mean between the last current bid and asked prices. However, when market quotations are not readily available for a security or other asset, it will be valued at fair value pursuant to procedures approved by the Board of Directors. Circumstances in which fair valuation is used may include, but will not necessarily include, when trading has been suspended under circumstances suggesting that the last quoted sale price is not indicative of market value and when a significant event has occurred subsequent to the close of trading on a non-U.S. exchange or market on which a security owned by a Fund is principally traded, but prior to the time of the Fund's NAV calculation, which reasonably can be expected to affect the value of the security. Examples of significant events may include, but will not necessarily include, an announcement by the issuer, a creditor, or a government body, political or economic events, natural disasters, or significant fluctuations in key markets that occurring after the close of the security's principal market. For a Fund that invests in securities that are primarily listed on foreign exchanges, which may trade on weekends or other days that the Funds are not open for business, the value of its holdings may fluctuate on days when shareholders are not able to purchase or redeem shares in the Fund. To help price its securities, a Fund may use pricing services.


DISTRIBUTIONS  AND  TAXES

DISTRIBUTIONS - Each Fund pays shareholders distributions from its net investment income and from any net capital gains that it has realized on the sale of the securities. Each of these distributions will be declared semiannually on or before June 30 and December 31.

Your distributions will be reinvested automatically in additional shares of the same Fund, unless you have elected on your original application, or by written instructions filed with the Fund, to have them paid in cash ($10.00 minimum check amount). We automatically reinvest all dividends under $10.00 in additional shares of the same Fund. There are no fees or sales charges on reinvestments.

If you buy shares of any Fund shortly before the record date, please keep in mind that any distribution will lower the value of the Fund's shares by the amount of the distribution and you will then receive a portion of the price back in the form of a taxable distribution.

TAX CONSIDERATIONS - On June 7, 2001, President Bush signed into law the Economic Growth and Tax Relief Reconciliation Act of 2001, which includes provisions that significantly reduce individual federal income tax rates and provide additional savings incentives for individuals generally by increasing the maximum annual contribution limits applicable to retirement and education savings programs. You should contact your personal tax advisor if you have questions about how this Act will affect your investment in a Fund.


--------------------------------------------------------------------------------
NOVEMBER 7, 2003                                                              13
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

In general, if you are a taxable investor, distributions from a Fund are taxable to you as either ordinary income or capital gains. This is true whether you reinvest your distributions in additional shares of a Fund or receive them in cash. Distributions of net investment income and any net short-term capital gains are taxable as ordinary income. Any long-term capital gains, which the Fund distributes as net long-term capital gains, will be taxable to you as long-term capital gains no matter how long you have owned your shares. If you invest in a Fund shortly before it makes a distribution, you may receive some or all of your investment back in the form of a taxable distribution.

A portion of the distributions paid by the Funds may be eligible for the corporate dividends received deduction and/or the maximum 15% individual taxpayer rate on qualified dividends to the extent that the Funds earn income from dividends that would qualify for such treatment. There is a more than 60 day holding period requirement for both a Fund and shareholders with respect to dividends qualified for the maximum 15% rate (and a similar 46 day holding period for the corporate dividends received deduction).

When you sell your shares of a Fund, you may have a capital gain or loss. For tax purposes, an exchange of your Fund shares for shares of a different J&B Fund is the same as a sale.

Fund distributions and gains from the sale or exchange of your shares generally will be subject to state and local income tax. Any foreign taxes paid by J&B Small-Cap International Fund on its investments may be passed through to you as a foreign tax credit. Non-U.S. investors may be subject to U.S. withholding and estate tax and are subject to special U.S. tax certification requirements. You should consult your tax advisor about the federal, state, local or foreign tax consequences of your investment in a Fund.

BACKUP WITHHOLDING - By law, the Funds must withhold a portion of your taxable distributions and redemption proceeds unless you provide your correct social security or taxpayer identification number, certify that this number is correct, certify that you are not subject to backup withholding, and certify that you are a U.S. person (including a U.S. resident alien). The Funds also must withhold if the IRS instructs them to do so. When withholding is required, the amount will be 28% of your taxable distributions or redemption proceeds.

Every January, you will receive a statement that shows the tax status of distributions you received for the previous year. Distributions declared in December but paid in January are taxable as if they were paid in December.


ADDITIONAL  POLICIES  ABOUT  TRANSACTIONS

The Funds cannot process transaction requests unless they are properly completed as described in this section. The Funds may cancel or change our transaction policies without notice. To avoid delays, please call us if you have any questions about these policies. If you wish to purchase (or redeem) shares of a J&B Fund through a broker, a fee may be charged by that broker, whereas you may contact the Fund directly and avoid this fee. In addition, you may be subject to other policies or restrictions of the broker such as higher minimum account value, etc.

PURCHASES - The Funds may reject orders when not accompanied by payment or when in the best interest of the Funds and their shareholders.

REDEMPTIONS - The Funds try to send proceeds as soon as practical. The Funds cannot accept requests that contain special conditions or effective dates. The Funds may request additional documentation to ensure that a request is genuine. Examples may include a certified copy of a death certificate or a divorce decree. If your redemption request is more than $250,000, the Funds may pay you proceeds in the form of portfolio securities owned by the Fund being redeemed. If you receive securities instead of cash, you may incur brokerage costs when converting into cash.

If you request a redemption within 15 days of purchase, the Funds will delay sending your proceeds until they have collected unconditional payment, which may take up to 15 days from the date of purchase. For your protection, if your account address has been changed within the last 30 days, your redemption request must be in writing and signed by each account owner, with signature guarantees. The right to redeem shares may be temporarily suspended in emergency situations only as permitted under federal law.


--------------------------------------------------------------------------------
14                                                          J&B FUNDS PROSPECTUS
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

MARKET TIMERS - The Funds may refuse to sell shares to market timers. You will be considered a market timer if you (i) request a redemption of Fund shares within two weeks of an earlier purchase request, (ii) make investments of large amounts of $1 million or more followed by a redemption request in close proximity to the purchase or (iii) otherwise seem to follow a timing pattern. Shares under common ownership or control are combined for these purposes.

SIGNATURE GUARANTEES - You can get a signature guarantee from most banks, credit unions or securities dealers, but not a notary public. For your protection, we require a guaranteed signature if you request:
     - A redemption check sent to a different payee, bank or address than we have on file;
     - A redemption check mailed to an address that has been changed within the last 30 days;
     -    A redemption  for  $50,000  or  more  in  writing;  and,
     -    A change  in  account  registration  or  redemption  instructions.

CORPORATIONS, TRUSTS AND OTHER ENTITIES - Additional documentation is normally required for corporations, fiduciaries and others who hold shares in a representative or nominee capacity. We cannot process your request until we have all documents in the form required. Please call us first to avoid delays.

EXCHANGES TO ANOTHER FUND - You must meet the minimum investment requirement of the Fund you are exchanging into. The names and registrations on the two accounts must be identical. Your shares must have been held in an open account for 15 days or more, and we must have received good payment before we will exchange shares. You should review the Prospectus of the Fund being purchased. Call us for a free copy.

TELEPHONE SERVICES - During periods of increased market activity, you may have difficulty reaching us by telephone. If this happens, contact us by mail. We may refuse a telephone request, including a telephone redemption request. We will use reasonable procedures to confirm that telephone instructions are genuine. If such procedures are followed, and we reasonably believe that the instructions are genuine, the Funds will not be liable for any loss due to unauthorized or fraudulent instructions. At our option, we may limit the frequency or the amount of telephone redemption requests. Jones & Babson, Inc. assumes no responsibility for the authenticity of telephone redemption requests.


--------------------------------------------------------------------------------
NOVEMBER 7, 2003                                                              15
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

CONDUCTING BUSINESS WITH THE J&B FUNDS

BY PHONE OR INTERNET
--------------------------------------------------------------------------------

1-866-409-2550

You must authorize each type of telephone transaction on your account application or the appropriate form, available from us. All account owners must sign. When you call, we may request personal identification and tape record the call.


HOW  TO  OPEN  AN  ACCOUNT

If you already have an account and you have authorized telephone exchanges, you may call to open an account in another J&B Fund by exchange ($2,500 minimum). The names and registrations on the accounts must be identical.

HOW  TO  ADD  TO  AN  ACCOUNT

You may make investments ($100 minimum) by telephone. After we have received your telephone call, we will deduct from your checking account the cost of the shares.

Availability of this service is subject to approval by the Funds and participating banks.

HOW  TO  SELL  SHARES

You may withdraw any amount ($1,000 minimum if wired) by telephone, provided you have registered for this service previously. We will send proceeds only to the address or bank account on file with us. You must provide the Fund's name, your account number, the names of each account owner (exactly as registered), and the number of shares or dollar amount to be redeemed. For wires, also provide the bank name and bank account number. Wires will be subject to a $10 fee.

HOW  TO  EXCHANGE  SHARES

You may exchange shares ($1,000 minimum or the initial minimum fund requirement) for shares in another J&B Fund which have been held in open account for 15 days or more.

All account owners are automatically granted telephone exchange privileges unless the privileges are explicitly declined in writing, either on the account application or by writing to the J&B Funds.


BY MAIL
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Initial Purchases, Redemptions and all Correspondence:
J&B  Funds
90  S.  7th  Street
Minneapolis,  MN  55402

Subsequent  Purchases:
J&B  Funds
90  S.  7th  Street
Minneapolis,  MN  55402

HOW  TO  OPEN  AN  ACCOUNT

Complete and sign the application that accompanies this Prospectus. Your initial investment must meet the minimum amount. Make your check payable to J&B Funds and be sure to indicate the name of the Fund in which you are investing.

HOW  TO  ADD  TO  AN  ACCOUNT

Make your check ($100 minimum) payable to J&B Funds and mail it to us. Always identify your account number or include the detachable investment stub (from your confirmation statement).

HOW  TO  SELL  SHARES

In a letter, include the genuine signature of each registered owner (exactly as registered), the name of each account owner, the account number and the number of shares or the dollar amount to be redeemed. We will send funds only to the address of record.

HOW  TO  EXCHANGE  SHARES

In a letter, include the genuine signature of each registered owner, the account number, the number of shares or dollar amount to be exchanged ($1,000 minimum) and the J&B Fund into which the amount is being transferred.


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16                                                          J&B FUNDS PROSPECTUS
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
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--------------------------------------------------------------------------------

BY WIRE
--------------------------------------------------------------------------------

UMB  Bank,  n.a.
Kansas  City,  Missouri,  ABA#101000695
For  Account  Number:  9870984709
Please  provide:
Fund  Number/J&B  Account  Number/Name  on  Account

HOW  TO  OPEN  AN  ACCOUNT

Call us first to get an account number. We will require information such as your Social Security or Taxpayer Identification Number, the amount being wired ($2,500 minimum), and the name and telephone number of the wiring bank. Then tell your bank to wire the amount. You must send us a completed application as soon as possible or payment of your redemption proceeds will be delayed.

HOW  TO  ADD  TO  AN  ACCOUNT

Wire share purchases ($1,000 minimum) should include the names of each account owner, your account number and the name of the J&B Fund in which you are purchasing shares. You should notify us by telephone that you have sent a wire purchase order to Wells Fargo.

HOW  TO  SELL  SHARES

Redemption proceeds ($1,000 minimum) may be wired to your pre-identified bank account. A $10 fee is deducted. If we receive your request before 4:00 P.M.
(Eastern Time) we will normally wire funds the following business day. If we receive your request after 4:00 P.M. (Eastern Time), we will normally wire funds on the second business day. Contact your bank about the time of receipt and availability.

HOW  TO  EXCHANGE  SHARES

Not  applicable.


THROUGH AUTOMATIC TRANSACTION PLANS
--------------------------------------------------------------------------------

You must authorize each type of automatic transaction on your account application or complete an authorization form, available from us upon request. All registered owners must sign.

HOW  TO  OPEN  AN  ACCOUNT

Not  applicable.

HOW  TO  ADD  TO  AN  ACCOUNT

Automatic  Monthly  Investment:

You may authorize automatic monthly investments in a constant dollar amount ($50 minimum) from your checking account. We will draft your checking account on the same day each month in the amount you authorize.

HOW  TO  SELL  SHARES

Systematic  Redemption  Plan:

You may specify a dollar amount ($50 minimum) to be withdrawn monthly or quarterly or have your shares redeemed at a rate calculated to exhaust the account at the end of a specified period. A maximum fee of $1.50 may be charged for each withdrawal. You must own shares in an open account valued at $10,000 when you first authorize the systematic redemption plan. You may cancel or change your plan or redeem all your shares at any time. We will continue withdrawals until your shares are gone or until the Fund or you cancel the plan.

HOW  TO  EXCHANGE  SHARES

Monthly  Exchanges:

You may authorize monthly exchanges from your account ($100 minimum) to another J&B Fund. Exchanges will be continued until all shares have been exchanged or until you terminate the service.


--------------------------------------------------------------------------------
NOVEMBER 7, 2003                                                              17
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
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ADDITIONAL INFORMATION

The Statement of Additional Information (SAI) contains additional information about the J&B Funds and is incorporated by reference into this Prospectus. The Funds' annual and semiannual reports to shareholders contain additional information about each of the J&B Fund's investments. In the Funds' annual report, you will find a discussion of the market conditions and investment strategies that significantly affected each Fund's performance during the last fiscal year.

You may obtain a free copy of these documents by calling, writing or e-mailing the J&B Funds as shown below. You also may call the toll free number given below to request other information about the J&B Funds and to make shareholder inquiries.

You may review and copy the SAI and other information about the J&B Funds by visiting the Securities and Exchange Commission's Public Reference Room in Washington, DC (202-942-8090) or by accessing the EDGAR database on the Commission's Internet site at http://www.sec.gov. Copies of this information also may be obtained, upon payment of a duplicating fee, by writing to the Public Reference Section of the Commission, Washington, DC 20549-0102, or by sending an e-mail request to publicinfo@sec.gov.
                                  ------------------

Investment Company Act File Number 811-10039




                                    J&B FUNDS

                    90 S. 7TH STREET, MINNEAPOLIS, MN 55402

                                    TOLL FREE
                                 1-866-409-2550
                                www.jbfunds.com




J&B  FUNDS
90  S.  7th  Street
Minneapolis,  MN  55402


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